Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2013
Assets and Liabilities Measured at Fair Value on a Recurring Basis

The following tables present the assets and liabilities measured at fair value on a recurring basis and their corresponding level in the fair value hierarchy at December 31:

	Total	Level 1	Level 2	Level 3
2013:
Assets accounted for at fair value:
Fixed-maturity securities:
U.S. government	$57,228	57,228	—	—
States and political subdivisions	16,509	—	16,509	—
Foreign government	2,423	—	2,423	—
Public utilities	43,330	—	43,330	—
Corporate securities	364,231	—	363,166	1,065
Mortgage-backed securities	162,149	—	162,149	—
Derivative asset	5,508	—	5,508	—
Separate account assets	1,986,039	1,986,039	—	—

Total assets accounted for at fair value	$2,637,417	2,043,267	593,085	1,065

Liabilities accounted for at fair value:
Derivative liability	$73,273	—	73,273	—
Separate account liabilities	1,986,039	1,986,039	—	—
Annuity embedded derivative liabilities (1)	22,640	—	—	22,640

Total liabilities accounted for at fair value	$2,081,952	1,986,039	73,273	22,640

	Total	Level 1	Level 2	Level 3
2012:
Assets accounted for at fair value:
Fixed-maturity securities:
U.S. government	$32,809	32,809	—	—
States and political subdivisions	18,535	—	18,535	—
Foreign government	623	—	623	—
Public utilities	43,684	—	43,684	—
Corporate securities	409,868	—	408,766	1,102
Mortgage-backed securities	206,007	—	206,007	—
Derivative asset	2,159	—	2,159	—
Separate account assets	1,577,274	1,577,274	—	—

Total assets accounted for at fair value	$2,290,959	1,610,083	679,774	1,102

Liabilities accounted for at fair value:
Derivative liability	$5,430	—	5,430	—
Separate account liabilities	1,577,274	1,577,274	—	—
Annuity embedded derivative liabilities (1)	95,625	—	—	95,625

Total liabilities accounted for at fair value	$1,678,329	1,577,274	5,430	95,625

(1)	Annuity embedded derivative liabilities are reported in account balances and future policy benefit reserves on the Balance Sheets.

Reconciliation of the Beginning and Ending Balances for the Company's Level 3 Assets and Liabilities Measured at Fair Value on a Recurring Basis

The following table provides a reconciliation of the beginning and ending balances for the Company’s Level 3 assets and liabilities measured at fair value on a recurring basis:

	Beginning balance	Net Income	Other comprehensive (loss) income	Purchases and issuances	Sales and settlements	Transfer in and/or on Level 3, net	Ending balance	Realized gains (losses) included in net income (loss) related to financial instruments still held at December 31
2013:
Fixed-maturity securities:
Corporate securities	$1,102	—	(37)	—	—	—	1,065	—

Total fixed- maturity securities	$1,102	—	(37)	—	—	—	1,065	—

Annuity embedded derivative liabilities	$(95,625)	129,069	—	(58,326)	2,242	—	(22,640)	70,743
2012:
Fixed-maturity securities:
Corporate securities	$1,030	—	72	—	—	—	1,102	—

Total fixed- maturity securities	$1,030	—	72	—	—	—	1,102	—

Annuity embedded derivative liabilities	$(94,315)	30,717	—	(34,598)	2,571	—	(95,6

Significant Unobservable Inputs Used in Fair Value Measurements for Level 3 Assets and Liabilities Measured at Fair Value on a Recurring Basis

The following table provides a summary of the significant unobservable inputs used in the fair value measurements developed by the Company or reasonably available to the Company of Level 3 assets and liabilities on a recurring basis at December 31:

	Fair value	Valuation technique	Unobservable input	Range (weighted average)
2013:
Fixed-maturity securities:
Available-for-sale:
Corporate securities	$1,065	Matrix pricing	Option adjusted spread*	250	(250)
Annuity and life embedded derivative liabilities:
MVLO	(29,226)	Income approach	Annuitizations	0–25%
			Surrenders	0–25%
			Mortality **	0–100%
			Withdrawal
			Benefit
			Election	0–50%

GMWB and GMAB	6,586	Income approach	Surrenders	0.5–35%
			Mortality **	0–100%

*	No range is applicable due to only one security within classification or the same assumption used on all securities.
**	Mortality assumptions are derived by applying management determined factors to the Annuity 2000 Mortality Table for MVLO and actively issued GMWB and GMAB and the 1994 MGDB Mortality Table for all other GMWB and GMAB.

Fair Value of Financial Assets and Liabilities

The following table presents the carrying amounts and fair values of financial assets and liabilities at December 31:

	2013
	Carrying	Fair value
	amount	Level 1	Level 2	Level 3	Total
Financial assets:
Policy loans	$263	—	263	—	263
Financial liabilities:
Investment contracts	$558,261	—	—	558,633	558,633

	2012
	Carrying	Fair value
	amount	Level 1	Level 2	Level 3	Total
Financial assets:
Policy loans	$261	—	261	—	261
Financial liabilities:
Investment contracts	$675,759	—	—	676,055	676,055